SEGMENTAL INFORMATION - SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERSAND LONG-LIVED ASSETS BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets
Time charter revenue	$ 105,715	$ 101,587	$ 205,561	$ 189,277
FSRU | Brazil
Revenues from External Customers and Long-Lived Assets
Time charter revenue	25,005	25,101	49,506	49,269
Vessels, net	381,118		381,118		$ 392,132
FSRU | Kuwait
Revenues from External Customers and Long-Lived Assets
Time charter revenue	14,097	14,097	18,899	14,716
Vessels, net	279,281		279,281		281,946
FSRU | Indonesia
Revenues from External Customers and Long-Lived Assets
Time charter revenue	17,417	16,353	33,810	33,278
Vessels, net	212,606		212,606		219,610
FSRU | United Arab Emirates
Revenues from External Customers and Long-Lived Assets
Time charter revenue	5,428	$ 11,974	17,563	$ 23,817
Vessels, net	138,373		138,373		133,082
FSRU | Jordan
Revenues from External Customers and Long-Lived Assets
Vessels, net	$ 386,054		$ 386,054		$ 0